Organization and Principal Activities	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Agencia Comercial Spirits Ltd (“Agencia Cayman”) was incorporated as an exempted company under the laws of the Cayman Islands on March 7, 2025. Agencia Cayman and its subsidiaries (collectively the “Company”) engaged in trading and wholesale of whisky, encompassing the procurement, distribution, and sale of whisky products in both Taiwan and international markets. In connection with its initial public offering, the Company undertook a reorganization of its legal structure (the “Reorganization”). The Reorganization involved: (1) the incorporation of Agencia Cayman, a Cayman Islands holding company; (2) reorganized Ping Shiang Holding Ltd (“Ping Shiang Holding”), incorporated in BVI on January 21, 2025, as wholly owned subsidiaries of Agencia Cayman on May 27, 2025; (3) On May 23, 2025, Ping Shiang Holding completed an acquisition of Agencia Taiwan through the shares transfer. Upon completion, Ping Shiang Holding holds 100% equity interest in Agencia Taiwan.

Immediately before and after the reorganization, the controlling shareholders, Mr. Tsai Yi Yang and Ms. Lee Li Mei (together the “Controlling Shareholders”), controlled Agencia Cayman; therefore, for accounting purposes, the reorganization is accounted for as a transaction of entities under common control. Accordingly, the accompanying combined financial statements have been prepared as if the current corporate structure had been in existence throughout the financial years presented.

During the reporting periods, Agencia Cayman has two subsidiaries. Details of its subsidiaries are set out below:

Name of subsidiaries	Place of incorporation	Date of incorporation	Percentage of direct or indirect interests	Principal activities
Ping Shiang Holding Ltd (“Ping Shiang Holding”)	BVI	January 21, 2025	100.0%	Investment holding
Agencia Comercial Co., Ltd (“Agencia Taiwan”)	Taiwan	July 7, 2020	100.0%	Trading and Wholesale of whisky